Postretirement Benefit Plans - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) Companies Participants	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2017
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Amount included in statement of operations	$ 102	$ 69	$ 77
Defined contribution plans	44	21	21
PME multi-employer plans	32	32	41
Total cost of defined-benefit plans	26	16	15
Ongoing cost	27	20	15
Gain on curtailments and settlements	1	4
Estimated net actuarial loss (gain)	2
Estimated prior service cost
Pension plan assets	172
Employer contribution to defined-benefit pension plans	11
Expected cash payments to unfunded plans	6
Accumulated postretirement health care benefit obligation	18	$ 54
German and Japanese [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plan assets	$ 161
Increase [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Increase (decrease) of discount rate	1.00%
Increase (decrease) in net periodic pension cost	$ 3
Decrease [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Increase (decrease) of discount rate	1.00%
Increase (decrease) in net periodic pension cost	$ 4
PME Multi-Employer Plan [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Number of companies | Companies	1,300
Number of participants | Participants	616,000
Contribution rate	26.10%
PME Multi-Employer Plan [Member] | Scenario, Forecast [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Contribution rate				25.80%